SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor	Jun. 30, 2009 Predecessor Fifth Third
CASH PAYMENTS:
Interest (including funds transfer pricing)	$ 41,981	$ 55,830	$ 59,484	$ 106,459	$ 101,137	$ 10,327
Taxes	4,800	5,718	10,716	12,127	7,745		36,891
NONCASH ITEMS:
Assets acquired under capital lease obligations				19,711
Assets acquired under debt obligations				19,302
Transfers in of fixed assets, net			2,646	1,254	146	8,659
Assumptions of debt and interest payable from Fifth Third Bank							1,250,976
Liabilities transferred from Fifth Third Bank							9,774
Receivables transferred to Fifth Third Bank							68,817
Deferred tax assets transferred to Fifth Third Bank							$ 2,581